Debt Outstanding (Parenthetical) (Detail)	Dec. 31, 2012 Notes, 7.34%, due in installments through May 2014	Dec. 31, 2011 Notes, 7.34%, due in installments through May 2014	May 31, 2007 Notes, 7.34%, due in installments through May 2014	Dec. 31, 2012 Notes, 4.45%, due December 2014	Dec. 31, 2011 Notes, 4.45%, due December 2014	Nov. 04, 2009 Notes, 4.45%, due December 2014	Dec. 31, 2012 Notes, 6.30%, due July 2017	Dec. 31, 2011 Notes, 6.30%, due July 2017	Jun. 28, 2007 Notes, 6.30%, due July 2017	Dec. 31, 2012 Notes, 3.30%, due Dec 2022	Dec. 17, 2012 Notes, 3.30%, due Dec 2022	Dec. 31, 2011 Notes, 3.30%, due Dec 2022	Dec. 31, 2012 Debentures, 6.90%, due July 2028	Dec. 31, 2011 Debentures, 6.90%, due July 2028	Dec. 31, 2012 Notes, 7.00%, due July 2037	Dec. 31, 2011 Notes, 7.00%, due July 2037	Jun. 28, 2007 Notes, 7.00%, due July 2037
Debt Instrument [Line Items]
Debt, interest rate	7.34%	7.34%	7.34%	4.45%	4.45%	4.45%	6.30%	6.30%	6.30%	3.30%	3.30%	3.30%	6.90%	6.90%	7.00%	7.00%	7.00%
Debt, maturity date	2014-05			2014-12	2014-12		2017-07	2017-07		2022-12		2022-12	2028-07	2028-07	2037-07	2037-07